Condensed Statement of Cash Flows (Unaudited) - USD ($)		9 Months Ended
	Dec. 31, 2020	Sep. 30, 2021
Cash flows from operating activities:
Net loss	$ (7,948)	$ (1,519,632)
Adjustments to reconcile net income to net cash used in operating activities:
Interest earned on marketable securities held in Trust Account		(24,019)
Offering costs allocated to warrants		849,993
Excess of Private Warrants fair value over purchase price		3,097,200
Change in fair value of warrant liability		(2,941,413)
Accrued offering costs and expenses	7,948
Changes in operating assets and liabilities:
Prepaid expenses		(198,465)
Accrued expenses		(7,830)
Due to related party
Net cash used in operating activities		(744,166)
Cash Flows from Investing Activities:
Investment of cash in Trust Account		(345,000,000)
Net cash used in investing activities		(345,000,000)
Cash Flows from Financing Activities:
Proceeds from sale of Units, net of underwriting commissions		338,100,000
Proceeds from sale of Private Warrants		8,900,000
Proceeds from issuance of promissory note to Sponsor		144,890
Payment on promissory issued to Sponsor		(144,890)
Payment of deferred offering costs		(540,060)
Proceeds from sale of founder shares to Sponsor
Net cash provided by financing activities		346,459,940
Net change in cash		715,774
Cash, beginning of period
Cash, end of the period		715,774
Supplemental disclosure of cash flow information:
Initial classification of Class A ordinary shares subject to possible redemption		345,000,000
Change in Class A ordinary shares subject to possible redemption		24,019
Deferred underwriters' discount payable charged to additional paid-in capital		$ 12,075,000
Deferred offering costs paid by Sponsor in exchange for issuance of Class B ordinary shares	25,000
Deferred offering costs included in accrued offering costs and expenses	$ 105,686